Summary of Significant Accounting Policies - Income Taxes (Details) - USD ($)	Mar. 31, 2021	Dec. 31, 2020
Summary of Significant Accounting Policies
Unrecognized tax benefits	$ 0	$ 0
Amounts accrued for the payment of interest and penalties	$ 0	$ 0